Columbia Select Small Cap Value Fund
Third Quarter Report
February 29, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Small Cap Value Fund, February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Consumer Discretionary 13.6%
Automobile Components 3.5%
Atmus Filtration Technologies, Inc.(a)	222,999	5,322,986
Visteon Corp.(a)	82,912	9,379,005
Total		14,701,991
Hotels, Restaurants & Leisure 4.8%
Six Flags Entertainment Corp.(a)	354,526	8,983,689
Texas Roadhouse, Inc.	75,432	11,267,278
Total		20,250,967
Household Durables 2.8%
KB Home	177,238	11,773,920
Textiles, Apparel & Luxury Goods 2.5%
Kontoor Brands, Inc.	176,618	10,439,890
Total Consumer Discretionary		57,166,768
Consumer Staples 2.2%
Food Products 2.2%
Nomad Foods Ltd.	497,232	9,163,986
Total Consumer Staples		9,163,986
Energy 6.5%
Energy Equipment & Services 2.3%
Patterson-UTI Energy, Inc.	842,205	9,744,312
Oil, Gas & Consumable Fuels 4.2%
Devon Energy Corp.	161,677	7,123,489
PBF Energy, Inc., Class A	225,306	10,521,790
Total		17,645,279
Total Energy		27,389,591
Financials 27.0%
Banks 12.4%
Axos Financial, Inc.(a)	204,627	10,665,159
First Hawaiian, Inc.	350,430	7,345,013
OceanFirst Financial Corp.	405,550	6,164,360
Pacific Premier Bancorp, Inc.	386,285	8,830,475
Popular, Inc.	134,511	11,255,880
Stock Yards Bancorp, Inc.	170,129	7,793,610
Total		52,054,497
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.2%
PROG Holdings, Inc.(a)	164,762	5,086,203
Financial Services 4.1%
I3 Verticals, Inc.(a)	281,841	6,006,032
Radian Group, Inc.	378,214	11,021,156
Total		17,027,188
Insurance 9.3%
CNO Financial Group, Inc.	360,766	9,628,844
Hanover Insurance Group, Inc. (The)	83,591	10,989,709
Kemper Corp.	200,317	11,484,174
Skyward Specialty Insurance Group, Inc.(a)	184,602	6,754,587
Total		38,857,314
Total Financials		113,025,202
Health Care 7.0%
Health Care Equipment & Supplies 3.7%
CONMED Corp.	91,140	7,320,365
LivaNova PLC(a)	149,028	8,168,224
Total		15,488,589
Health Care Providers & Services 2.9%
Guardant Health, Inc.(a)	117,159	2,226,021
Tenet Healthcare Corp.(a)	106,248	9,881,064
Total		12,107,085
Pharmaceuticals 0.4%
Ligand Pharmaceuticals, Inc.(a)	21,914	1,738,876
Total Health Care		29,334,550
Industrials 16.5%
Aerospace & Defense 2.7%
Curtiss-Wright Corp.	48,392	11,433,578
Building Products 2.4%
Zurn Elkay Water Solutions Corp.	321,909	10,220,611
Commercial Services & Supplies 1.7%
Waste Connections, Inc.	41,732	6,945,874
Construction & Engineering 2.6%
Primoris Services Corp.	275,252	10,875,207
Electrical Equipment 2.4%

Columbia Select Small Cap Value Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Select Small Cap Value Fund, February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Bloom Energy Corp., Class A(a)	204,374	1,792,360
Regal Rexnord Corp.	49,113	8,422,388
Total		10,214,748
Ground Transportation 2.2%
Knight-Swift Transportation Holdings, Inc.	162,619	9,161,954
Passenger Airlines 0.0%
American Airlines Group, Inc.(a)	506	7,934
Professional Services 2.5%
CACI International, Inc., Class A(a)	27,980	10,488,303
Total Industrials		69,348,209
Information Technology 7.6%
Communications Equipment 3.3%
Extreme Networks, Inc.(a)	399,552	5,050,337
Viavi Solutions, Inc.(a)	940,376	8,980,591
Total		14,030,928
Semiconductors & Semiconductor Equipment 4.3%
Kulicke & Soffa Industries, Inc.	127,693	6,080,741
MACOM Technology Solutions Holdings, Inc.(a)	132,888	11,737,997
Total		17,818,738
Total Information Technology		31,849,666
Materials 9.7%
Chemicals 2.1%
Minerals Technologies, Inc.	122,135	8,837,689
Construction Materials 2.9%
Summit Materials, Inc., Class A(a)	281,481	12,022,053
Containers & Packaging 1.9%
O-I Glass, Inc.(a)	483,504	8,180,888
Metals & Mining 2.8%
ATI, Inc.(a)	239,189	11,763,315
Total Materials		40,803,945
Real Estate 6.7%
Health Care REITs 1.1%
Physicians Realty Trust	427,587	4,801,802
Hotel & Resort REITs 1.9%
Apple Hospitality REIT, Inc.	495,673	7,975,379
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 1.1%
First Industrial Realty Trust, Inc.	83,486	4,424,758
Specialized REITs 2.6%
Gaming and Leisure Properties, Inc.	96,201	4,375,221
Outfront Media, Inc.	441,599	6,345,778
Total		10,720,999
Total Real Estate		27,922,938
Utilities 2.3%
Electric Utilities 2.3%
Portland General Electric Co.	240,560	9,663,295
Total Utilities		9,663,295
Total Common Stocks (Cost $281,233,459)		415,668,150

Rights —%

Health Care —%
Biotechnology —%
OmniAb Operations, Inc.(a),(b),(c),(d)	9,220	0
OmniAb, Inc.(a),(b),(c),(d)	9,220	0
Total		0
Total Health Care		0
Industrials —%
Passenger Airlines —%
American Airlines Escrow(a),(b),(d)	52,560	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(e),(f)	1,379,909	1,379,633
Total Money Market Funds (Cost $1,379,247)		1,379,633
Total Investments in Securities (Cost: $282,612,706)		417,047,783
Other Assets & Liabilities, Net		2,445,365
Net Assets		419,493,148
Columbia Select Small Cap Value Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Select Small Cap Value Fund, February 29, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At February 29, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	02/13/2015-02/27/2015	9,220	—	—
OmniAb, Inc.	02/13/2015-02/27/2015	9,220	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	1,265,235	43,003,833	(42,889,667)	232	1,379,633	1,138	153,561	1,379,909
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Select Small Cap Value Fund  | Third Quarter Report 2024

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3QT218_05_P01_(04/24)